Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	¥ 216,809	$ 31,143	¥ 188,481
Rental and other deposits	19,329	2,776	6,646
Interest receivable	18,269	2,624	8,030
Staff advances	4,040	580	5,444
Receivables from third-party payment platform	10,348	1,486	5,793
Other receivables	33,490	4,812	35,583
Prepaid expenses and other current assets	¥ 302,285	$ 43,421	¥ 249,977